Balance Sheet and Statement of Operations Detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Total	$ 227	$ 210
Accumulated Depreciation	(121)	(80)
Disposal	0	0
Total Property and Equipment	106	130
Depreciation	41	34
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	144	133
Leaseholds Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	5	5
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 78	$ 72